Principal Accountant Fees and Services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosures
Audit fees	€ 12	€ 10	€ 9
Audit-related fees	2	1	0
Tax fees	0	0	0
All other fees	0	0	0
Total	14	10	9
Germany
Disclosures
Audit fees	3	3	3
Audit-related fees	0	0	0
Tax fees	0	0	0
All other fees	0	0	0
Total	3	3	3
Foreign
Disclosures
Audit fees	9	7	6
Audit-related fees	1	1	0
Tax fees	0	0	0
All other fees	0	0	0
Total	€ 10	€ 8	€ 6